Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Long-term debt
Senior	SFr 128,417	SFr 104,958	SFr 108,667
Subordinated	39,206	38,087	41,667
Non-recourse liabilities from consolidated VIEs	1,803	1,878	1,671
Long-term debt	169,426	144,923	152,005
of which reported at fair value	68,798	60,360	70,331
Structured notes
Long-term debt
Long-term debt	47,398	SFr 40,171	49,435
Bank
Long-term debt
Senior	98,787		88,307
Subordinated	67,964		61,022
Non-recourse liabilities from consolidated VIEs	1,803		1,671
Long-term debt	168,554		151,000
of which reported at fair value	67,959		69,406
Bank | Structured notes
Long-term debt
Long-term debt	SFr 47,398		SFr 49,435